Mortgage Servicing Rights - MSRs and Related Characteristics by Portfolio (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) BasisPoint Multiple	Dec. 31, 2018 USD ($) Multiple BasisPoint	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Servicing Assets at Fair Value [Line Items]
Fair value	$ 2,546	$ 2,791	$ 2,645	$ 2,591
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	223,518	229,284
Fair value	$ 2,546	$ 2,791
Value (bps) | BasisPoint	114	122
Weighted-average servicing fees (bps) | BasisPoint	31	30
Multiple (value/servicing fees) | Multiple	3.67	4.11
Weighted-average note rate	4.17%	4.15%
Weighted-average age (in years)	4 years 7 months 6 days	4 years 3 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	12.40%	9.50%
Weighted-average expected life (in years)	6 years	7 years 2 months 12 days
Weighted-average option adjusted spread	7.30%	7.60%
HFA [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 44,906	$ 44,384
Fair value	$ 486	$ 526
Value (bps) | BasisPoint	108	119
Weighted-average servicing fees (bps) | BasisPoint	34	34
Multiple (value/servicing fees) | Multiple	3.15	3.45
Weighted-average note rate	4.65%	4.59%
Weighted-average age (in years)	3 years 8 months 12 days	3 years 3 months 18 days
Weighted-average expected prepayment (constant prepayment rate)	12.20%	9.80%
Weighted-average expected life (in years)	6 years 6 months	7 years 8 months 12 days
Weighted-average option adjusted spread	8.40%	8.60%
Government Insured [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 35,302	$ 35,990
Fair value	$ 451	$ 465
Value (bps) | BasisPoint	128	129
Weighted-average servicing fees (bps) | BasisPoint	39	36
Multiple (value/servicing fees) | Multiple	3.29	3.63
Weighted-average note rate	3.99%	3.97%
Weighted-average age (in years)	4 years 10 months 24 days	4 years 8 months 12 days
Weighted-average expected prepayment (constant prepayment rate)	13.70%	11.00%
Weighted-average expected life (in years)	5 years 8 months 12 days	6 years 8 months 12 days
Weighted-average option adjusted spread	7.90%	8.30%
Conventional [Member] | Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Servicing portfolio	$ 143,310	$ 148,910
Fair value	$ 1,609	$ 1,800
Value (bps) | BasisPoint	112	121
Weighted-average servicing fees (bps) | BasisPoint	28	27
Multiple (value/servicing fees) | Multiple	4.00	4.52
Weighted-average note rate	4.07%	4.06%
Weighted-average age (in years)	4 years 9 months 18 days	4 years 6 months
Weighted-average expected prepayment (constant prepayment rate)	12.20%	9.10%
Weighted-average expected life (in years)	5 years 10 months 24 days	7 years 1 month 6 days
Weighted-average option adjusted spread	6.90%	7.20%